Earnings per Share	12 Months Ended
Dec. 31, 2017
Basic and diluted earnings (loss) per share
Earnings per Share
(15)	Earnings per Share

The calculation of basic (loss) earnings per share at December 31, 2017 and 2016 is as follows:

	December 31, 2017	December 31, 2016
Net profit (loss) attributable to Avianca Holdings S.A.	$48,237	$44,186

Weighted average number of shares
(in thousands of shares)
Common stock	660,800	660,800
Preferred stock	336,187	336,187

Earnings per share

Common stock	$0,05	$0.04
Preferred stock	$0,05	$0.04

There are no dilutive shares as the Company has no convertible preferred shares, convertible debentures.